                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)



                                                                                                NUMBER OF
DESCRIPTION                                                                                      SHARES                  VALUE

COMMON STOCKS 97.1%
AEROSPACE & DEFENSE 2.9%
L-3 Communications Holdings, Inc.                                                                   500,000         $    37,210,000
Lockheed Martin Corp.                                                                             1,250,000              76,050,000
Precision Castparts Corp.                                                                           300,000              19,452,000
United Technologies Corp.                                                                           500,000              48,790,000
                                                                                                                    ---------------
                                                                                                                        181,502,000
                                                                                                                    ---------------

AIR FREIGHT & COURIERS 1.1%
FedEx Corp.                                                                                         750,000              71,272,500
                                                                                                                    ---------------

APPAREL & ACCESSORIES 0.6%
Coach, Inc. (a)                                                                                     800,000              39,872,000
                                                                                                                    ---------------

APPAREL RETAIL 1.2%
American Eagle Outfitters, Inc.                                                                     700,000              29,239,000
Limited Brands, Inc.                                                                              1,000,000              24,440,000
Urban Outfitters, Inc. (a)                                                                          500,000              21,250,000
                                                                                                                    ---------------
                                                                                                                         74,929,000
                                                                                                                    ---------------

APPLICATION SOFTWARE 2.3%
Autodesk, Inc. (a)                                                                                1,500,000              98,115,000
SAP AG - ADR (Germany)                                                                            1,000,000              44,500,000
                                                                                                                    ---------------
                                                                                                                        142,615,000
                                                                                                                    ---------------

BIOTECHNOLOGY 3.8%
Amgen, Inc. (a)                                                                                   1,100,000              66,044,000
Biogen, Inc. (a)                                                                                  1,000,000              58,680,000
Celgene Corp. (a)                                                                                   500,000              13,710,000
Gilead Sciences, Inc. (a)                                                                         2,000,000              68,920,000
MedImmune, Inc. (a)                                                                               1,250,000              33,250,000
                                                                                                                    ---------------
                                                                                                                        240,604,000
                                                                                                                    ---------------

BROADCASTING & CABLE TV 0.7%
XM Satellite Radio Holdings, Inc., Class A (a)                                                    1,250,000              46,137,500
                                                                                                                    ---------------

BUILDING PRODUCTS 0.7%
Masco Corp.                                                                                       1,250,000              44,087,500
                                                                                                                    ---------------

CASINOS & GAMING 0.7%
Mandalay Resort Group (a)                                                                           600,000              41,820,000
                                                                                                                    ---------------

COMMUNICATIONS EQUIPMENT 6.3%
Cisco Systems, Inc. (a)                                                                           1,500,000              28,065,000
Comverse Technology, Inc. (a)                                                                     1,500,000              31,905,000
Harris Corp.                                                                                        400,000              26,476,000
Juniper Networks, Inc. (a)                                                                        2,250,000              61,942,500
Motorola, Inc.                                                                                    4,000,000              77,040,000
Nokia Corp. - ADR (Finland)                                                                       3,000,000              48,510,000
QUALCOMM, Inc.                                                                                    1,750,000              72,835,000
Research in Motion, Ltd. (Canada) (a)                                                               600,000              53,382,000
                                                                                                                    ---------------
                                                                                                                        400,155,500
                                                                                                                    ---------------

COMPUTER & ELECTRONICS RETAIL 0.4%
Circuit City Stores, Inc.                                                                         1,750,000              27,282,500
                                                                                                                    ---------------

COMPUTER HARDWARE 3.7%
Apple Computer, Inc. (a)                                                                          2,000,000             134,100,000
Dell, Inc. (a)                                                                                    2,500,000             101,300,000
                                                                                                                    ---------------
                                                                                                                        235,400,000
                                                                                                                    ---------------

CONSTRUCTION & FARM MACHINERY 0.6%
PACCAR, Inc.                                                                                        500,000              39,050,000
                                                                                                                    ---------------

CONSUMER ELECTRONICS 0.8%
Harman International Industries, Inc.                                                               400,000              49,140,000
                                                                                                                    ---------------

CONSUMER FINANCE 2.0%
American Express Co.                                                                              1,250,000              69,637,500
Capital One Financial Corp.                                                                         750,000              58,935,000
                                                                                                                    ---------------
                                                                                                                        128,572,500
                                                                                                                    ---------------

DEPARTMENT STORES 1.2%
J.C. Penney Co., Inc.                                                                             1,000,000              38,600,000
Kohl's Corp. (a)                                                                                    750,000              34,620,000
                                                                                                                    ---------------
                                                                                                                         73,220,000
                                                                                                                    ---------------

DIVERSIFIED BANKS 2.5%
Bank of America Corp.                                                                             2,250,000             104,107,500
Wachovia Corp.                                                                                    1,000,000              51,750,000
                                                                                                                    ---------------
                                                                                                                        155,857,500
                                                                                                                    ---------------

DIVERSIFIED CHEMICALS 1.4%
Dow Chemical Co.                                                                                  1,250,000              63,087,500
Lyondell Chemical Co.                                                                             1,000,000              28,060,000
                                                                                                                    ---------------
                                                                                                                         91,147,500
                                                                                                                    ---------------

ELECTRIC UTILITIES 0.5%
Exelon Corp.                                                                                        750,000              31,282,500
                                                                                                                    ---------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.6%
Rockwell Automation, Inc.                                                                           750,000              35,475,000
                                                                                                                    ---------------

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
FERTILIZERS & AGRICULTURAL CHEMICALS 0.6%
Monsanto Co.                                                                                        750,000              34,515,000
                                                                                                                    ---------------

FOOTWEAR 1.0%
Nike, Inc., Class B                                                                                 750,000              63,495,000
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES 1.0%
Target Corp.                                                                                      1,250,000              64,025,000
                                                                                                                    ---------------

HEALTH CARE EQUIPMENT 3.2%
Becton, Dickinson & Co.                                                                             750,000              41,085,000
Biomet, Inc.                                                                                      1,250,000              59,837,500
C.R. Bard, Inc.                                                                                     600,000              35,946,000
Cytyc Corp. (a)                                                                                   1,000,000              26,840,000
St. Jude Medical, Inc. (a)                                                                        1,000,000              38,140,000
                                                                                                                    ---------------
                                                                                                                        201,848,500
                                                                                                                    ---------------

HEALTH CARE SERVICES 0.7%
Quest Diagnostics, Inc.                                                                             500,000              46,875,000
                                                                                                                    ---------------

HOME IMPROVEMENT RETAIL 1.7%
Home Depot, Inc.                                                                                  2,500,000             104,375,000
                                                                                                                    ---------------

HOMEBUILDING 0.5%
Toll Brothers, Inc. (a)                                                                             650,000              33,397,000
                                                                                                                    ---------------

HOTELS 1.9%
Carnival Corp.                                                                                      750,000              39,757,500
Starwood Hotels & Resorts Worldwide, Inc.                                                         1,500,000              78,435,000
                                                                                                                    ---------------
                                                                                                                        118,192,500
                                                                                                                    ---------------

HOUSEHOLD APPLIANCES 0.7%
Black & Decker Corp.                                                                                500,000              42,045,000
                                                                                                                    ---------------

HOUSEHOLD PRODUCTS 0.6%
Procter & Gamble Co.                                                                                750,000              40,110,000
                                                                                                                    ---------------

HYPERMARKETS & SUPER CENTERS 1.0%
Costco Wholesale Corp.                                                                            1,250,000              60,750,000
                                                                                                                    ---------------

INDUSTRIAL CONGLOMERATES 2.8%
General Electric Co.                                                                              2,500,000              88,400,000
Textron, Inc.                                                                                       500,000              36,310,000
Tyco International, Ltd. (Bermuda)                                                                1,500,000              50,955,000
                                                                                                                    ---------------
                                                                                                                        175,665,000
                                                                                                                    ---------------

INDUSTRIAL MACHINERY 2.5%
Danaher Corp.                                                                                     1,300,000              73,944,000
Eaton Corp.                                                                                         750,000              50,550,000
Illinois Tool Works, Inc.                                                                           350,000              32,980,500
                                                                                                                    ---------------
                                                                                                                        157,474,500
                                                                                                                    ---------------

INTEGRATED OIL & GAS 3.8%
ChevronTexaco Corp.                                                                               1,250,000              68,250,000
Exxon Mobil Corp.                                                                                 2,500,000             128,125,000
Occidental Petroleum Corp.                                                                          750,000              45,157,500
                                                                                                                    ---------------
                                                                                                                        241,532,500
                                                                                                                    ---------------

INTEGRATED TELECOMMUNICATION SERVICES 1.0%
Verizon Communications, Inc.                                                                      1,500,000              61,845,000
                                                                                                                    ---------------

INTERNET RETAIL 2.2%
eBay, Inc. (a)                                                                                    1,250,000             140,562,500
                                                                                                                    ---------------

INTERNET SOFTWARE & SERVICES 2.9%
Google, Inc., Class A (a)                                                                           200,000              36,600,000
VeriSign, Inc. (a)                                                                                1,000,000              32,900,000
Yahoo!, Inc. (a)                                                                                  3,000,000             112,860,000
                                                                                                                    ---------------
                                                                                                                        182,360,000
                                                                                                                    ---------------

INVESTMENT BANKING & BROKERAGE 0.8%
Bear Stearns Co., Inc.                                                                              500,000              48,790,000
                                                                                                                    ---------------

IT CONSULTING & OTHER SERVICES 1.2%
Cognizant Technology Solutions Corp., Class A (a)                                                 1,000,000              38,130,000
Infosys Technologies, Ltd. - ADR (India)                                                            500,000              35,960,000
                                                                                                                    ---------------
                                                                                                                         74,090,000
                                                                                                                    ---------------

LEISURE PRODUCTS 0.4%
Brunswick Corp.                                                                                     500,000              24,410,000
                                                                                                                    ---------------

MANAGED HEALTH CARE 2.3%
Aetna, Inc.                                                                                         350,000              41,478,500
UnitedHealth Group, Inc.                                                                          1,250,000             103,562,500
                                                                                                                    ---------------
                                                                                                                        145,041,000
                                                                                                                    ---------------

MOVIES & ENTERTAINMENT 0.7%
News Corp., Ltd., Class B                                                                         2,600,000              47,034,000
                                                                                                                    ---------------

OIL & GAS EQUIPMENT & SERVICES 1.9%
Baker Hughes, Inc.                                                                                1,000,000              44,330,000
Smith International, Inc. (a)                                                                       600,000              36,342,000
Weatherford International, Ltd. (a)                                                                 750,000              40,035,000
                                                                                                                    ---------------
                                                                                                                        120,707,000
                                                                                                                    ---------------

OIL & GAS EXPLORATION & PRODUCTION 1.5%
Burlington Resources, Inc.                                                                        1,500,000              69,615,000
Ultra Petroleum Corp. (a)                                                                           500,000              26,330,000
                                                                                                                    ---------------
                                                                                                                         95,945,000
                                                                                                                    ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES 0.6%
Chicago Mercantile Exchange                                                                         200,000              39,142,000
                                                                                                                    ---------------


PACKAGED FOODS 1.3%
Hershey Foods Corp.                                                                                 700,000              36,260,000
Kellogg Co.                                                                                       1,000,000              43,700,000
                                                                                                                    ---------------
                                                                                                                         79,960,000
                                                                                                                    ---------------

PERSONAL PRODUCTS 0.5%
Gillette Co.                                                                                        750,000              32,617,500
                                                                                                                    ---------------

PHARMACEUTICALS 7.5%
Elan Corp. - ADR (Ireland) (a)                                                                      650,000              17,160,000
Johnson & Johnson                                                                                 1,500,000              90,480,000
Novartis AG - ADR (Switzerland)                                                                   1,750,000              84,087,500
Pfizer, Inc.                                                                                      4,000,000             111,080,000
Roche Holdings, Inc. - ADR (Switzerland)                                                            650,000              68,547,310
Sepracor, Inc. (a)                                                                                  500,000              22,255,000
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                                               1,100,000              30,008,000
Wyeth                                                                                             1,250,000              49,837,500
                                                                                                                    ---------------
                                                                                                                        473,455,310
                                                                                                                    ---------------

RAILROADS 1.4%
Burlington Northern Santa Fe Corp.                                                                1,000,000              45,040,000
Norfolk Southern Corp.                                                                            1,250,000              42,912,500
                                                                                                                    ---------------
                                                                                                                         87,952,500
                                                                                                                    ---------------

RESTAURANTS 1.8%
Starbucks Corp. (a)                                                                               1,400,000              78,764,000
Yum! Brands, Inc.                                                                                   700,000              31,780,000
                                                                                                                    ---------------
                                                                                                                        110,544,000
                                                                                                                    ---------------

SEMICONDUCTOR EQUIPMENT 0.9%
Applied Materials, Inc. (a)                                                                       3,500,000              58,240,000
                                                                                                                    ---------------

SEMICONDUCTORS 4.8%
Broadcom Corp., Class A (a)                                                                       2,000,000              65,040,000
Intel Corp.                                                                                       3,000,000              67,050,000
Marvell Technology Group, Ltd. (Bermuda) (a)                                                      2,000,000              64,120,000
Microchip Technology, Inc.                                                                        1,250,000              35,225,000
Texas Instruments, Inc.                                                                           3,000,000              72,540,000
                                                                                                                    ---------------
                                                                                                                        303,975,000
                                                                                                                    ---------------

SPECIALTY STORES 1.0%
Staples, Inc.                                                                                     2,000,000              63,820,000
                                                                                                                    ---------------

STEEL 0.7%
Nucor Corp.                                                                                         800,000              42,320,000
                                                                                                                    ---------------

SYSTEMS SOFTWARE 5.7%
Adobe Systems, Inc.                                                                               1,500,000              90,840,000
McAfee, Inc. (a)                                                                                  1,250,000              36,125,000
Microsoft Corp.                                                                                   4,000,000             107,240,000
Oracle Corp. (a)                                                                                  4,500,000              56,970,000
Symantec Corp. (a)                                                                                1,100,000              70,191,000
                                                                                                                    ---------------
                                                                                                                        361,366,000
                                                                                                                    ---------------

THRIFTS & MORTGAGE FINANCE 0.0%
Countrywide Financial Corp.                                                                               1                      33
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS 97.1%
   (Cost $5,084,796,543)                                                                                              6,127,899,343

REPURCHASE AGREEMENT 3.1%
Bank of America Securities LLC ($193,590,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest
rate of 1.99%, dated 11/30/04, to be sold on 12/01/04 at $193,600,701)                                                  193,590,000
                                                                                                                    ---------------
   (Cost $193,590,000)

TOTAL INVESTMENTS 100.2%
   (Cost $5,278,386,543)                                                                                              6,321,489,343

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                                                            (10,580,092)
                                                                                                                    ---------------

NET ASSETS 100.0%                                                                                                   $ 6,310,909,251
                                                                                                                    ===============


      Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Emerging Growth Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005